Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	300,000,000	300,000,000	300,000,000
Common stock, issued	42,654,399	36,486,999	18,942,506
Common stock, outstanding	42,654,399	36,486,999	18,942,506
Treasury stock, Shares	133,200	133,200	0
Series A Preferred Stock [Member]
Preferred shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, authorized	60,000	60,000	60,000
Preferred shares, issued	60,000	60,000	60,000
Preferred shares, outstanding	60,000	60,000	60,000
Series B Preferred Stock [Member]
Preferred shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, authorized	3,000,000	3,000,000	3,000,000
Preferred shares, issued	475,000	475,000	0
Preferred shares, outstanding	475,000	475,000	0